Common Stock (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Shares Reserved for Future Issuance

Shares reserved for future issuance at June 30, 2014 (unaudited) are as follows:

Number of Shares
Exercise of common stock warrants	250,646
Common stock options outstanding	3,174,470
Common stock options available for future grant	552,067

Total common shares reserved for future issuance	3,977,183